Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	WINTERGREEN FUND, INC.
Central Index Key	0001326544
Amendment Flag	false
Document Creation Date	Apr. 27, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	Apr. 30, 2018
WINTERGREEN FUND, INC. | Investor Class
Prospectus:
Trading Symbol	WGRNX
WINTERGREEN FUND, INC. | Institutional Class
Prospectus:
Trading Symbol	WGRIX